ACQUISITION, TECHNOLOGY AND OTHER ASSETS (Details 1) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 21, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Business Acquisition [Line Items]
Noncash or Part Noncash Acquisition, Intangible Assets Acquired	$ 5,580,704
Amortization of Intangible Assets		$ 69,314	$ 76,985	$ 209,682	$ 246,920	$ 323,905	$ 550,080
Intangible Assets, Net (Excluding Goodwill)		4,497,037		4,497,037		4,706,719	5,030,624
Patents and exclusive License Agreement [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	9 years 8 months 26 days
Noncash or Part Noncash Acquisition, Intangible Assets Acquired	$ 1,306,031
Amortization of Intangible Assets				100,567		134,126	126,375
Intangible Assets, Net (Excluding Goodwill)		944,963		944,963		1,045,530	1,179,656
Trademark [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	Indefinite
Noncash or Part Noncash Acquisition, Intangible Assets Acquired	$ 2,505,907
Amortization of Intangible Assets				0		0	0
Intangible Assets, Net (Excluding Goodwill)		2,505,907		2,505,907		2,505,907	2,505,907
Customer relationships [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Noncash or Part Noncash Acquisition, Intangible Assets Acquired	$ 1,431,680
Amortization of Intangible Assets				107,376		143,206	134,931
Intangible Assets, Net (Excluding Goodwill)		1,046,167		1,046,167		1,153,543	1,296,749
Non compete agreement [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years
Noncash or Part Noncash Acquisition, Intangible Assets Acquired	$ 61,366
Amortization of Intangible Assets				1,739		30,709	28,918
Intangible Assets, Net (Excluding Goodwill)		0		0		1,739	32,448
Assembled Workforce [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year
Noncash or Part Noncash Acquisition, Intangible Assets Acquired	$ 275,720
Amortization of Intangible Assets				0		15,864	259,856
Intangible Assets, Net (Excluding Goodwill)		$ 0		$ 0		$ 0	$ 15,864